REDEEMABLE CONVERTIBLE PREFERRED SHARES - Share issues (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																1 Months Ended			12 Months Ended
	Nov. 13, 2020 CNY (¥) shares	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 03, 2020 USD ($)	Jul. 15, 2020 shares	Mar. 25, 2020 shares	Aug. 28, 2019 CNY (¥) shares	Aug. 28, 2019 USD ($) $ / shares shares	Mar. 19, 2018 CNY (¥) shares	Mar. 19, 2018 USD ($) $ / shares shares	Jun. 10, 2016 CNY (¥) shares	Jun. 10, 2016 USD ($) $ / shares shares	Feb. 06, 2015 CNY (¥) shares	Feb. 06, 2015 USD ($) $ / shares shares	Jul. 30, 2014 CNY (¥) shares	Jul. 30, 2014 USD ($) $ / shares shares	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 09, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Nov. 03, 2020 CNY (¥) shares
Redeemable convertible preferred shares activities
Consideration | ¥																		¥ 257,198
Issuance costs paid																			¥ 5,549	$ 871	¥ 6,282	¥ 12,427
Net proceeds from issuance of initial public offering																			¥ 2,195,827	$ 344,573
Hongshan Shengde | Ronglian Yitong
Redeemable convertible preferred shares activities
Cash invested										¥ 230,087	$ 35,000
Payable to affiliate | ¥																							¥ 230,087
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)														18,642,038	18,642,038
Issue price per share | $ / shares															$ 0.1475
Consideration														¥ 16,902	$ 2,750
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)												19,617,225	19,617,225
Issue price per share | $ / shares													$ 0.52
Consideration												¥ 62,691	$ 10,200
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)										18,608,315	18,608,315
Issue price per share | $ / shares											$ 1.34
Consideration										¥ 165,466	$ 25,000
Series C Redeemable Convertible Preferred Shares | Max Connect
Redeemable convertible preferred shares activities
Number of shares owned											26,051,641
Number of shares surrendered																							26,051,641
Number of shares approved to issue																							26,051,641
Proceed from issuance of redeemable convertible preferred shares | $			$ 35,000
Series C Redeemable Convertible Preferred Shares | Max Honest
Redeemable convertible preferred shares activities
Number of shares owned																							26,051,641
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)								12,462,157	12,462,157
Issue price per share | $ / shares									$ 2.05
Consideration								¥ 160,975	$ 25,600
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)				406,605	263,843	13,040,152	13,040,152
Issue price per share | $ / shares							$ 2.45
Consideration						¥ 226,646	$ 32,000
Issuance costs						¥ 12,427	$ 1,766
Series F Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)	31,581,509	31,581,509
Issue price per share | $ / shares		$ 2.88
Consideration	¥ 598,662	$ 91,000																¥ 257,198
Number of shares approved to issue																			0	0	43,381,194	0
Issuance costs	¥ 11,830	$ 1,807
Class A Ordinary Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)				3,501,087	3,706,745
Number of preferred shares converted to class A ordinary shares																95,140,749	95,140,749
IPO
Redeemable convertible preferred shares activities
Issue price per share | $ / shares																	$ 16
Number of ADS shares issued																23,000	23,000
Net proceeds from issuance of initial public offering																¥ 2,200,000	$ 342,000
Number of preferred shares converted to class A ordinary shares																158,900,014	158,900,014
IPO | Class A Ordinary Shares
Redeemable convertible preferred shares activities
Proceed from issuance of redeemable convertible preferred shares																¥ 8,200,000	$ 1,270
Conversion ratio																1	1
IPO | Class B Ordinary Shares
Redeemable convertible preferred shares activities
Number of preferred shares converted to class A ordinary shares																25,649,839	25,649,839